Matthews India Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 101.5%

	Shares	Value

FINANCIALS: 36.8%
Banks: 23.5%
HDFC Bank, Ltd.[b]	3,039,887	$62,225,706
ICICI Bank, Ltd.[b]	4,771,332	38,167,930
Kotak Mahindra Bank, Ltd.[b]	1,053,049	25,362,659
Bandhan Bank, Ltd.[b,c,d]	4,067,773	19,028,054
Axis Bank, Ltd.[b]	1,731,961	16,627,445
DCB Bank, Ltd.[b]	4,854,216	6,837,637

		168,249,431

Consumer Finance: 7.4%
Bajaj Finance, Ltd.	300,534	21,276,724
Shriram City Union Finance, Ltd.	1,120,472	20,947,519
SBI Cards & Payment Services, Ltd.	447,123	5,698,129
Mahindra & Mahindra Financial Services, Ltd.[b]	1,672,307	4,564,098

		52,486,470

Thrifts & Mortgage Finance: 4.7%
Housing Development Finance Corp., Ltd.	833,613	28,642,405
LIC Housing Finance, Ltd.	854,679	5,029,815

		33,672,220

Capital Markets: 0.7%
Multi Commodity Exchange of India, Ltd.	249,386	5,167,616

Insurance: 0.5%
HDFC Life Insurance Co., Ltd.[b,c,d]	388,212	3,704,959

Total Financials		263,280,696

INFORMATION TECHNOLOGY: 16.9%
IT Services: 16.1%
Infosys, Ltd.	2,333,958	43,794,859
Tata Consultancy Services, Ltd.	590,419	25,725,662
Mindtree, Ltd.	395,369	11,289,422
Tech Mahindra, Ltd.	776,151	10,555,473
HCL Technologies, Ltd.	674,237	9,087,475
Larsen & Toubro Infotech, Ltd.[c,d]	145,275	8,076,945
Wipro, Ltd.	1,146,148	6,504,769

		115,034,605

Software: 0.8%
Birlasoft, Ltd.	1,587,034	5,518,023

Total Information Technology		120,552,628

CONSUMER STAPLES: 11.5%
Food Products: 3.0%
Zydus Wellness, Ltd.	651,949	17,580,141
Britannia Industries, Ltd.	75,527	3,755,385

		21,335,526

Personal Products: 2.4%
Dabur India, Ltd.	1,625,510	12,036,587
Marico, Ltd.	981,025	5,532,217

		17,568,804

Food & Staples Retailing: 2.2%
Avenue Supermarts, Ltd.[b,c,d]	397,387	15,569,247

	Shares	Value
Household Products: 2.1%
Hindustan Unilever, Ltd.	443,146	$14,780,080

Tobacco: 1.8%
VST Industries, Ltd.	285,776	13,245,175

Total Consumer Staples		82,498,832

ENERGY: 8.1%
Oil, Gas & Consumable Fuels: 8.1%
Reliance Industries, Ltd.	2,024,412	55,663,691
Reliance Industries, Ltd. - partially paid	141,310	2,118,298

Total Energy		57,781,989

CONSUMER DISCRETIONARY: 7.6%
Automobiles: 1.9%
Eicher Motors, Ltd.	204,656	7,313,945
Mahindra & Mahindra, Ltd.	563,184	6,155,370

		13,469,315

Household Durables: 1.5%
Crompton Greaves Consumer Electricals, Ltd.	1,295,734	6,967,563
Whirlpool of India, Ltd.	138,483	4,222,350

		11,189,913

Multiline Retail: 1.1%
Trent, Ltd.	802,019	8,261,333

Hotels, Restaurants & Leisure: 1.1%
Burger King India, Ltd.[b]	2,333,250	4,102,365
Delta Corp., Ltd.	1,646,476	3,665,912

		7,768,277

Textiles, Apparel & Luxury Goods: 1.0%
Vaibhav Global, Ltd.	133,713	7,032,847

Auto Components: 1.0%
Bosch, Ltd.	36,275	7,009,871

Total Consumer Discretionary		54,731,556

HEALTH CARE: 7.5%
Pharmaceuticals: 4.1%
Laurus Labs, Ltd.[c,d]	2,337,543	11,600,809
Neuland Laboratories, Ltd.	346,716	9,945,473
Alembic Pharmaceuticals, Ltd.	380,092	5,023,089
Natco Pharma, Ltd.	194,187	2,196,620

		28,765,991

Health Care Providers & Services: 1.3%
Metropolis Healthcare, Ltd.[c,d]	224,616	6,893,467
Thyrocare Technologies, Ltd.[c,d]	205,309	2,538,048

		9,431,515

Health Care Equipment & Supplies: 1.3%
Poly Medicure, Ltd.[b]	831,815	9,380,925

Life Sciences Tools & Services: 0.8%
Divi’s Laboratories, Ltd.[b]	115,806	5,747,553

Total Health Care		53,325,984

1	MATTHEWS ASIA FUNDS

Matthews India Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

INDUSTRIALS: 5.2%
Machinery: 3.1%
Ashok Leyland, Ltd.	7,493,566	$11,687,464
AIA Engineering, Ltd.	244,958	6,890,084
Carborundum Universal, Ltd.	509,746	3,559,115

		22,136,663

Professional Services: 0.6%
Quess Corp., Ltd.[b,c,d]	470,085	4,506,826

Trading Companies & Distributors: 0.6%
IndiaMart InterMesh, Ltd.[c,d]	40,366	4,280,892

Electrical Equipment: 0.5%
ABB India, Ltd.	190,099	3,675,518

Transportation Infrastructure: 0.4%
Gujarat Pipavav Port, Ltd.	2,054,168	2,733,921

Total Industrials		37,333,820

COMMUNICATION SERVICES: 4.6%
Interactive Media & Services: 3.9%
Info Edge India, Ltd.[b]	434,782	25,551,594
Just Dial, Ltd.[b]	195,133	2,313,921

		27,865,515

Entertainment: 0.7%
PVR, Ltd.	321,278	5,416,274

Total Communication Services		33,281,789

MATERIALS: 3.3%
Chemicals: 3.3%
Pidilite Industries, Ltd.	389,392	9,661,130

	Shares	Value
PI Industries, Ltd.	249,775	$7,727,840
Asian Paints, Ltd.	170,548	5,933,861

Total Materials		23,322,831

TOTAL INVESTMENTS: 101.5%		726,110,125
(Cost $528,832,457)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.5%)		(10,875,137)

NET ASSETS: 100.0%		$715,234,988

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $76,199,247, which is 10.65% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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